                                [NATIONWIDE LOGO]


                                  NATIONWIDE(R)
                              VL SEPARATE ACCOUNT-A


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO




FHL-150-N (6/98)

                               [NATIONWIDE LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]





                               PRESIDENT'S MESSAGE

         We at Nationwide Life and Annuity Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VL Separate Account-A.

         The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

         We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

         Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.




                              /s/ JOSEPH J. GASPER
                              --------------------
                          Joseph J. Gasper, President
                                August 17, 1998

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 JUNE 30, 1998
                                  (UNAUDITED)

ASSETS:

  Investments at market value:

        American Century VP - American Century VP Advantage (ACVPAdv)
          73,157 shares (cost $387,433) ............................................  $  478,447

        American Century VP - American Century VP Balanced (ACVPBal)
          32,086 shares (cost $247,704) ............................................     264,389

        American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
          1,208 shares (cost $11,517) ..............................................      11,236

        American Century VP - American Century VP Value (ACVPValue)
          6,575 shares (cost $46,251) ..............................................      44,710

        The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
          408 shares (cost $11,473) ................................................      12,052

        Dreyfus Stock Index Fund (DryStkIx)
          103,659 shares (cost $3,005,468) .........................................   3,111,832

        Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
          32,278 shares (cost $1,053,057) ..........................................   1,086,809

        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
          519 shares (cost $11,624) ................................................      11,233

        Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          2,756 shares (cost $68,873) ..............................................      69,375

        Fidelity VIP - Growth Portfolio (FidVIPGr)
          2,021 shares (cost $66,803) ..............................................      77,443

        Fidelity VIP - High Income Portfolio (FidVIPHI)
          3,656 shares (cost $46,103) ..............................................      46,173

        Fidelity VIP - Overseas Portfolio (FidVIPOv)
          10,347 shares (cost $213,401) ............................................     213,357

        Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
          103,273 shares (cost $1,749,223) .........................................   1,781,461

        Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
          3,699 shares (cost $77,463) ..............................................      81,200

        Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
          2,533 shares (cost $50,331) ..............................................      51,772

        Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
          1,474 shares (cost $14,613) ..............................................      13,712

        Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
          53,252 shares (cost $1,299,129) ..........................................   1,341,412

        Nationwide SAT - Government Bond Fund (NSATGvtBd)
          61,102 shares (cost $705,151) ............................................     702,675

        Nationwide SAT - Money Market Fund (NSATMyMkt)
          12,684,396 shares (cost $12,684,396) .....................................  12,684,396

        Nationwide SAT - Small Company Fund (NSATSmCo)
          8,674 shares (cost $153,163) .............................................     145,897

        Nationwide SAT - Total Return Fund (NSATTotRe)
          8,410 shares (cost $150,727) .............................................     157,269

        Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
          756 shares (cost $11,820) ................................................      12,176

        Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
          579 shares (cost $14,298) ................................................      15,242

        Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
          139,049 shares (cost $1,877,066) .........................................   1,886,889

        Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
          37,193 shares (cost $740,190) ............................................     715,957

        Oppenheimer VAF - Bond Fund (OppBdFd)
          3,662 shares (cost $43,707) ..............................................      43,912

        Oppenheimer VAF - Global Securities Fund (OppGlSec)
          1,507 shares (cost $32,618) ..............................................      32,696

        Oppenheimer VAF - Growth Fund (OppGro)
          1,382 shares (cost $46,919) ..............................................      47,843

        Oppenheimer VAF - Multiple Stategies Fund (OppMult)
          3,903 shares (cost $65,887) ..............................................      66,824

        Strong Opportunity Fund II, Inc. (StOpp2)
          2,677 shares (cost $60,578) ..............................................      58,203

        Strong VIF - Strong International Stock Fund II (StIntStk2)
          1,453 shares (cost $14,610) ..............................................      14,315

        Van Kampen American Capital LIT -
        Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
          3,840 shares (cost $58,229) ..............................................      56,875

        Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
          2,883 shares (cost $34,457) ..............................................      34,252

        Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
          933 shares (cost $11,451) ................................................      11,686

        Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
          20,353 shares (cost $352,989) ............................................     351,493
                                                                                     -----------
            Total investments ......................................................  25,735,213

  Accounts receivable ..............................................................          --
                                                                                     -----------
            Total assets ...........................................................  25,735,213
ACCOUNTS PAYABLE ...................................................................       3,461
                                                                                     -----------
CONTRACT OWNERS' EQUITY ............................................................ $25,731,752
                                                                                     ===========

                                                                                                                     PERIOD
Contract owners' equity represented by:                         UNITS         UNIT VALUE                             RETURN
                                                                -----         ----------                             ------

Multiple Payment Contracts and Flexible Premium Contracts:

         American Century - Advantage ........................     498        $ 17.496545      $     8,713             10%

         American Century - Advantage
            Initial Funding by Depositor (note 1a) ...........  25,000          18.789246          469,731             10%

         Fidelity VIP - Growth Portfolio .....................   1,727          29.081986           50,225             19%

         Nationwide SAT - Capital Appreciation Fund ..........     419          29.181890           12,227             19%

         Nationwide SAT - Government Bond Fund ...............     821          17.335612           14,233              4%

         Nationwide SAT - Money Market Fund ..................      83          13.036881            1,082              2%

         Nationwide SAT - Total Return Fund ..................     742          32.274487           23,948             14%

         Neuberger & Berman - Balanced Portfolio .............     591          20.593752           12,171             10%

Corporate Variable Universal Life Contracts:
(policy years 1 through 4):

         American Century Portfolios, Inc. - Balanced ........  22,941          11.522285          264,333             14%

         American Century Portfolios, Inc. -
            Capital Appreciation .............................   1,261           8.890680           11,211              1%

         American Century Portfolios, Inc. - Value ...........   4,124          10.835557           44,686              6%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. ................................   1,001          12.033433           12,045             18%

         Dreyfus - Stock Index Fund .......................... 253,756          12.262644        3,111,719             17%

         Dreyfus - Capital Appreciation Portfolio ............  87,670          12.396373        1,086,790             20%

         Dreyfus - Growth and Income Portfolio ...............   1,055          10.639613           11,225              6%

         Fidelity VIP - Equity-Income Portfolio ..............   6,042          11.476352           69,340             10%

         Fidelity VIP - Growth Portfolio .....................   2,267          12.009911           27,226             19%

         Fidelity VIP - High Income Portfolio ................   4,256          10.843929           46,152              4%

         Fidelity VIP - Overseas Portfolio ...................  19,076          11.183624          213,339             16%

         Fidelity VIP-II - Asset Manager Portfolio ........... 158,624          11.230599        1,781,443              9%

         Fidelity VIP-II - Contrafund Portfolio ..............   6,832          11.878722           81,155             16%

         Fidelity VIP-III -
            Growth Opportunities Portfolio ...................   4,422          11.703701           51,754             11%

         Morgan Stanley -
            Emerging Markets Debt Portfolio ..................   1,487           9.218833           13,708            (4)%

                                                                                                                     PERIOD
Contract owners' equity represented by:                         UNITS          UNIT VALUE                            RETURN
                                                                -----          ----------                            ------
         Nationwide SAT - Capital Appreciation Fund .......    106,447          12.486817        1,329,184             19%

         Nationwide SAT - Government Bond Fund ............     63,628          10.819503          688,423              4%

         Nationwide SAT - Money Market Fund ...............  1,220,115          10.393043       12,680,708              2%

         Nationwide SAT - Small Company Fund ..............     13,958          10.450999          145,875              6%

         Nationwide SAT - Total Return Fund ...............     11,303          11.793248          133,299             14%

         Neuberger & Berman - Growth Portfolio ............      1,312          11.615770           15,240             15%

         Neuberger & Berman -
           Limited Maturity Bond Portfolio ................    181,306          10.406504        1,886,762              2%

         Neuberger & Berman - Partners Portfolio ..........     66,406          10.780773          715,908              6%

         Oppenheimer - Bond Fund ..........................      4,065          10.796525           43,888              4%

         Oppenheimer - Global Securities Fund .............      2,883          11.339465           32,692             12%

         Oppenheimer - Growth Fund ........................      4,099          11.667784           47,826             17%

         Oppenheimer - Multiple Strategies Fund ...........      6,140          10.878244           66,792              7%

         Strong - Opportunity Fund II .....................      5,078          11.456438           58,176             13%

         Strong VIP - International Stock Fund II .........      1,555           9.198854           14,304              7%

         Van Kampen American Capital LIT
            Real Estate Securities Fund ...................      5,507          10.321503           56,841            (5)%

         Warburg Pincus Trust International
            Equity Portfolio ..............................      3,435           9.965101           34,230             13%

         Warburg Pincus Trust Post Venture
            Capital Portfolio .............................      1,061          11.007700           11,679             13%

         Warburg Pincus Trust Small Company
            Growth Portfolio ..............................     33,029          10.641235          351,469              4%
                                                             =========          =========      -----------
                                                                                               $25,731,752
                                                                                               ===========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                                          TOTAL                                     ACVPADV
                                       ----------------------------------------       -----------------------------------
                                           1998             1997          1996          1998          1997         1996
                                       ------------       -------       -------       -------       -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........     $    294,243         7,211         6,966         9,771         5,992         5,840
  Mortality and expense charges
    (note 3) .....................          (34,814)         (374)         (350)          (12)           (3)           (5)
                                       ------------       -------       -------       -------       -------       -------
    Net investment income ........          259,429         6,837         6,616         9,759         5,989         5,835
                                       ------------       -------       -------       -------       -------       -------
  Proceeds from mutual fund
    shares sold ..................       16,936,575        15,931        13,149           977            --            --
  Cost of mutual funds sold ......      (16,917,760)      (13,009)      (11,754)         (838)           --            --
                                       ------------       -------       -------       -------       -------       -------
    Realized gain (loss)
      on investments .............           18,815         2,922         1,395           139            --            --
  Change in unrealized gain (loss)
    on investments ...............          203,669         2,368       (10,664)       (1,454)       (1,418)       (9,291)
                                       ------------       -------       -------       -------       -------       -------
    Net gain (loss) on investments          222,484         5,290        (9,269)       (1,315)       (1,418)       (9,291)
                                       ------------       -------       -------       -------       -------       -------
  Reinvested capital gains .......           58,733        22,573        20,663        36,765        21,011        16,600
                                       ------------       -------       -------       -------       -------       -------
     Net change in contract
        owners' equity resulting
        from operations ..........          540,646        34,700        18,010        45,209        25,582        13,144
                                       ------------       -------       -------       -------       -------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       25,218,368         8,400        13,570          (218)          946           668
  Surrenders .....................               --       (22,690)       (4,211)           --            --            (3)
  Death benefits (note 4) ........               --            --            --            --            --            --
  Policy loans (net of repayments)
    (note 5) .....................            2,902        12,587         1,338            --            --            --
  Deductions for surrender charges
    (note 2d) ....................               --        (2,718)       (1,831)           --            --            (3)
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............         (562,392)       (5,249)       (6,067)          (54)           --           (31)
                                       ------------       -------       -------       -------       -------       -------
      Net equity transactions ....       24,658,878        (9,670)        2,799          (272)          946           631
                                       ------------       -------       -------       -------       -------       -------
  NET CHANGE IN CONTRACT
    OWNERS' EQUITY ...............       25,199,524        25,030        20,809        44,937        26,528        13,775
  CONTRACT OWNERS' EQUITY
    BEGINING OF PERIOD ...........          532,228       475,335       424,773       433,507       382,816       348,977
                                       ------------       -------       -------       -------       -------       -------
  CONTRACT OWNERS' EQUITY
    END OF PERIOD ................     $ 25,731,752       500,365       445,582       478,444       409,344       362,752
                                       ============       =======       =======       =======       =======       =======

                                                ACVPBAL
                                       ------------------------
                                         1998      1997    1996
                                       --------    ----    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........     $    266      --      --
  Mortality and expense charges
    (note 3) .....................         (269)     --      --
                                       --------    ----    ----
    Net investment income ........           (3)     --      --
                                       --------    ----    ----
  Proceeds from mutual fund
    shares sold ..................        4,397      --      --
  Cost of mutual funds sold ......       (4,326)     --      --
                                       --------    ----    ----
    Realized gain (loss)
      on investments .............           71      --      --
  Change in unrealized gain (loss)
    on investments ...............       16,685      --      --
                                       --------    ----    ----
    Net gain (loss) on investments       16,756      --      --
                                       --------    ----    ----
  Reinvested capital gains .......        1,868      --      --
                                       --------    ----    ----
      Net change in contract
        owners' equity resulting
        from operations ..........       18,621      --      --
                                       --------    ----    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      251,073      --      --
  Surrenders .....................           --      --      --
  Death benefits (note 4) ........           --      --      --
  Policy loans (net of repayments)
    (note 5) .....................           --      --      --
  Deductions for surrender charges
    (note 2d) ....................           --      --      --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............       (5,361)     --      --
                                       --------    ----    ----
      Net equity transactions ....      245,712      --      --
                                             --      --      --
NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................      264,333      --      --
CONTRACT OWNERS' EQUITY
  BEGINING OF PERIOD .............           --      --      --
                                       --------    ----    ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................     $264,333      --      --
                                       ========    ====    ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                               ACVPCAPAP                 ACVPVALUE                   DRYSRGRO
                                      ------------------------      ---------------------      ---------------------
                                         1998      1997   1996       1998     1997   1996       1998     1997   1996
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........    $      --      --     --          15      --     --          --      --     --
  Mortality and expense charges
    (note 3) .....................          (10)     --     --         (40)     --     --         (10)     --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
     Net investment income .......          (10)     --     --         (25)     --     --         (10)     --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----

  Proceeds from mutual fund
    shares sold ..................      277,502      --     --       1,319      --     --         416      --     --
  Cost of mutual funds sold ......     (273,355)     --     --      (1,362)     --     --        (393)     --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
    Realized gain (loss)
      on investments .............        4,147      --     --         (43)     --     --          23      --     --
  Change in unrealized gain (loss)
    on investments ...............         (282)     --     --      (1,540)     --     --         579      --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
    Net gain (loss) on investments        3,865      --     --      (1,583)     --     --         602      --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
  Reinvested capital gains .......          130      --     --         184      --     --          --      --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........        3,985      --     --      (1,424)     --     --         592      --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       10,608      --     --      48,077      --     --      11,951      --     --
  Surrenders .....................           --      --     --          --      --     --          --      --     --
  Death benefits (note 4) ........           --      --     --          --      --     --          --      --     --
  Policy loans (net of repayments)
    (note 5) .....................           --      --     --          --      --     --          --      --     --
  Deductions for surrender charges
    (note 2d) ....................           --      --     --          --      --     --          --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............       (3,382)     --     --      (1,967)     --     --        (498)     --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
      Net equity transactions ....        7,226      --     --      46,110      --     --      11,453      --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................       11,211      --     --      44,686      --     --      12,045      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............           --      --     --          --      --     --          --      --     --
                                      ---------    ----   ----      ------    ----   ----      ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................    $  11,211      --     --      44,686      --     --      12,045      --     --
                                      =========    ====   ====      ======    ====   ====      ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                                DRYSTKIX                      DRYCAPAP                     DRYGRINC
                                       -------------------------      ------------------------      ---------------------
                                          1998       1997   1996        1998       1997   1996       1998     1997   1996
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........     $   11,983      --     --              1      --     --          36      --     --
  Mortality and expense charges
    (note 3) .....................         (1,462)     --     --         (1,102)     --     --         (10)     --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
    Net investment income ........         10,521      --     --         (1,101)     --     --          26      --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
  Proceeds from mutual fund
    shares sold ..................         28,088      --     --          6,959      --     --         331      --     --
  Cost of mutual funds sold ......        (26,036)     --     --         (6,727)     --     --        (325)     --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
    Realized gain (loss)
      on investments .............          2,052      --     --            232      --     --           6      --     --
  Change in unrealized gain (loss)
    on investments ...............        106,364      --     --         33,752      --     --        (391)     --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
    Net gain (loss) on investments        108,416      --     --         33,984      --     --        (385)     --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
  Reinvested capital gains .......          4,632      --     --              2      --     --          96      --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........        123,569      --     --         32,885      --     --        (263)     --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      3,021,574      --     --      1,059,915      --     --      11,982      --     --
  Surrenders .....................             --      --     --             --      --     --          --      --     --
  Death benefits (note 4) ........             --      --     --             --      --     --          --      --     --
  Policy loans (net of repayments)
    (note 5) .....................             --      --     --             --      --     --          --      --     --
  Deductions for surrender charges
    (note 2d) ....................             --      --     --             --      --     --          --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............        (33,424)     --     --         (6,010)     --     --        (494)     --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
      Net equity transactions ....      2,988,150      --     --      1,053,905      --     --      11,488      --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................      3,111,719      --     --      1,086,790      --     --      11,225      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............             --      --     --             --      --     --          --      --     --
                                       ----------    ----   ----      ---------    ----   ----      ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................     $3,111,719      --     --      1,086,790      --     --      11,225      --     --
                                       ==========    ====   ====      =========    ====   ====      ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                               FIDVIPEI                        FIDVIPGR                         FIDVIPHI
                                       ----------------------      --------------------------------       ---------------------
                                         1998     1997   1996       1998         1997         1996         1998     1997   1996
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........     $    --      --     --         217          249           97           --      --     --
  Mortality and expense charges
    (note 3) .....................         (61)     --     --         (23)        (204)        (191)         (41)     --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
    Net investment income ........         (61)     --     --         194           45          (94)         (41)     --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----

  Proceeds from mutual fund
    shares sold ..................       2,202      --     --      15,999        6,559        3,804        1,311      --     --
  Cost of mutual funds sold ......      (2,105)     --     --      (9,731)      (4,524)      (2,922)      (1,275)     --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
    Realized gain (loss)
      on investments .............          97      --     --       6,268        2,035          882           36      --     --
  Change in unrealized gain (loss)
    on investments ...............         502      --     --      (2,518)       1,716          413           70      --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
    Net gain (loss) on investments         599      --     --       3,750        3,751        1,295          106      --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
  Reinvested capital gains .......          --      --     --       5,679        1,112        2,450           --      --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........         538      --     --       9,623        4,908        3,651           65      --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      71,776      --     --      27,290        2,154        5,030       48,066      --     --
  Surrenders .....................          --      --     --          --       (9,009)      (2,063)          --      --     --
  Death benefits (note 4) ........          --      --     --          --           --           --           --      --     --
  Policy loans (net of repayments)
    (note 5) .....................          --      --     --         555        3,812         (653)          --      --     --
  Deductions for surrender charges
    (note 2d) ....................          --      --     --          --       (1,079)        (897)          --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............      (2,974)     --     --      (2,501)        (689)      (2,960)      (1,979)     --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
      Net equity transactions ....      68,802      --     --      25,344       (4,811)      (1,543)      46,087      --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................      69,340      --     --      34,967           97        2,108       46,152      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............          --      --     --      42,484       40,328       35,127           --      --     --
                                       -------    ----   ----      ------       ------       ------       ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................     $69,340      --     --      77,451       40,425       37,235       46,152      --     --
                                       =======    ====   ====      ======       ======       ======       ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                                FIDVIPOV                     FIDVIPAM                    FIDVIPCON
                                        -----------------------      ------------------------      ---------------------
                                          1998      1997   1996        1998       1997   1996       1998     1997   1996
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........      $     --      --     --             --      --     --          --      --     --
  Mortality and expense charges
    (note 3) .....................          (218)     --     --         (1,744)     --     --         (70)     --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
    Net investment income ........          (218)     --     --         (1,744)     --     --         (70)     --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----

  Proceeds from mutual fund
    shares sold ..................         1,100      --     --          6,580      --     --       2,324      --     --
  Cost of mutual funds sold ......        (1,024)     --     --         (6,304)     --     --      (2,195)     --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
    Realized gain (loss)
      on investments .............            76      --     --            276      --     --         129      --     --
  Change in unrealized gain (loss)
    on investments ...............           (45)     --     --         32,238      --     --       3,737      --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
    Net gain (loss) on investments            31      --     --         32,514      --     --       3,866      --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
  Reinvested capital gains .......            --      --     --             --      --     --          --      --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........          (187)     --     --         30,770      --     --       3,796      --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       216,018      --     --      1,760,914      --     --      80,792      --     --
  Surrenders .....................            --      --     --             --      --     --          --      --     --
  Death benefits (note 4) ........            --      --     --             --      --     --          --      --     --
  Policy loans (net of repayments)
    (note 5) .....................            --      --     --             --      --     --          --      --     --
  Deductions for surrender charges
    (note 2d) ....................            --      --     --             --      --     --          --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............        (2,492)     --     --        (10,241)     --     --      (3,433)     --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
      Net equity transactions ....       213,526      --     --      1,750,673      --     --      77,359      --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................       213,339      --     --      1,781,443      --     --      81,155      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............            --      --     --             --      --     --          --      --     --
                                        --------    ----   ----      ---------    ----   ----      ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................      $213,339      --     --      1,781,443      --     --      81,155      --     --
                                        ========    ====   ====      =========    ====   ====      ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)


                                              FIDVIPGROP                   MSEMMKT                         NSATCAPAP
                                        ----------------------      ---------------------      ---------------------------------
                                          1998     1997   1996       1998     1997   1996        1998          1997        1996
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........      $    --      --     --          --      --     --          2,696          11          12
  Mortality and expense charges
    (note 3) .....................          (42)     --     --         (12)     --     --         (1,249)         (1)         --
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
    Net investment income ........          (42)     --     --         (12)     --     --          1,447          10          12
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----

  Proceeds from mutual fund
    shares sold ..................        1,048      --     --       5,200      --     --          8,908          62         162
  Cost of mutual funds sold ......         (999)     --     --      (5,044)     --     --         (6,868)        (36)       (116)
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
    Realized gain (loss)
      on investments .............           49      --     --         156      --     --          2,040          26          46
  Change in unrealized gain (loss)
    on investments ...............        1,441      --     --        (901)     --     --         41,391         336          72
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
    Net gain (loss) on investments        1,490      --     --        (745)     --     --         43,431         362         118
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
  Reinvested capital gains .......           --      --     --          --      --     --             --          --          --
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
      Net change in contract
        owners' equity resulting
        from operations ..........        1,448      --     --        (757)     --     --         44,878         372         130
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       51,712      --     --      14,995      --     --      1,294,708         200         267
  Surrenders .....................           --      --     --          --      --     --             --          --          (5)
  Death benefits (note 4) ........           --      --     --          --      --     --             --          --          --
  Policy loans (net of repayments)
    (note 5) .....................           --      --     --          --      --     --          1,173          (6)       (155)
  Deductions for surrender charges
    (note 2d) ....................           --                         --      --     --             --          --          (2)
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............       (1,406)     --     --        (530)     --     --         (8,406)         --          (7)
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
      Net equity transactions ....       50,306      --     --      14,465      --     --      1,287,475         194          98
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................       51,754      --     --      13,708      --     --      1,332,353         566         228
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............           --      --     --          --      --     --          9,058       1,561       1,145
                                        -------    ----   ----      ------    ----   ----      ---------       -----       -----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................      $51,754      --     --      13,708      --     --      1,341,411       2,127       1,373
                                        =======    ====   ====      ======    ====   ====      =========       =====       =====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

   STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)


                                                    NSATGVTBD                                 NSATMYMKT
                                        ----------------------------------      ------------------------------------
                                          1998          1997         1996          1998            1997        1996
                                        --------       ------       ------      -----------       ------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............   $ 10,791          406          471          257,067          272         145
  Mortality and expense charges
    (note 3) ........................       (639)         (72)         (67)         (25,120)         (10)         (8)
                                        --------       ------       ------      -----------       ------      ------
    Net investment income ...........     10,152          334          404          231,947          262         137
                                        --------       ------       ------      -----------       ------      ------
  Proceeds from mutual fund
    shares sold .....................      7,480        5,924          609       16,216,858          125       4,129
  Cost of mutual funds sold .........     (7,073)      (5,538)        (594)     (16,216,858)        (125)     (1,867)
                                        --------       ------       ------      -----------       ------      ------
    Realized gain (loss)
      on investments ................        407          386           15               --           --          --
  Change in unrealized gain (loss)
    on investments ..................     (2,966)        (396)        (726)              --           --          --
                                        --------       ------       ------      -----------       ------      ------
    Net gain (loss) on investments ..     (2,559)         (10)        (711)              --           --          --
                                        --------       ------       ------      -----------       ------      ------
  Reinvested capital gains ..........         --           --           --               --           --          --
                                        --------       ------       ------      -----------       ------      ------
      Net change in contract
        owners' equity resulting
        from operations .............      7,593          324         (307)         231,947          262         137
                                        --------       ------       ------      -----------       ------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................    690,080        2,675        1,142       12,859,321          683       3,232
  Surrenders ........................         --       (8,212)         (22)              --           --          --
  Death benefits (note 4) ...........         --           --           --               --           --          --
  Policy loans (net of repayments)
    (note 5) ........................         --        3,693          (35)              --        1,406       2,500
  Deductions for surrender charges
    (note 2d) .......................         --         (984)          (9)              --           --          --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ...............     (9,108)      (1,701)         (31)        (410,603)        (848)         --
                                        --------       ------       ------      -----------       ------      ------
      Net equity transactions .......    680,972       (4,529)       1,045       12,448,718        1,241       5,732
                                        --------       ------       ------      -----------       ------      ------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................    688,565       (4,205)         738       12,680,665        1,503       5,869
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............     14,091       17,425       14,562            1,125       10,224       1,941
                                        --------       ------       ------      -----------       ------      ------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................   $702,656       13,220       15,300       12,681,790       11,727       7,810
                                        ========       ======       ======      ===========       ======      ======



                                              NSATSMCO
                                       ---------------------
                                         1998     1997  1996
                                       --------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............... $     --     --    --
  Mortality and expense charges
    (note 3) .........................     (150)    --    --
                                       --------   ----  ----
    Net investment income ............     (150)    --    --
                                       --------   ----  ----
  Proceeds from mutual fund
    shares sold ......................    1,922     --    --
  Cost of mutual funds sold ..........       --           --
                                       --------   ----  ----
    Realized gain (loss)
      on investments .................       55     --    --
  Change in unrealized gain (loss)
    on investments ...................   (7,266)    --    --
                                       --------   ----  ----
    Net gain (loss) on investments ...   (7,211)    --    --
                                       --------   ----  ----
  Reinvested capital gains ...........       --     --    --
                                       --------   ----  ----
      Net change in contract
        owners' equity resulting
        from operations ..............   (7,361)    --    --
                                       --------   ----  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................  155,193     --    --
  Surrenders .........................       --     --    --
  Death benefits (note 4) ............       --     --    --
  Policy loans (net of repayments)
    (note 5) .........................       --     --    --
  Deductions for surrender charges
    (note 2d) ........................       --     --    --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ................   (1,957)    --    --
                                       --------   ----  ----
      Net equity transactions ........  153,236     --    --
                                       --------   ----  ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................  145,875     --    --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................       --     --    --
                                       --------   ----  ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................... $145,875     --    --
                                       ========   ====  ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)


                                                   NSATTOTRE                          NBAMTBAL                        NBAMTGRO
                                       -------------------------------     --------------------------------     --------------------
                                         1998        1997        1996        1998         1997        1996       1998    1997   1996
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $    443        106         111           --         175         290         --     --     --
  Mortality and expense charges
    (note 3) ........................      (159)       (40)        (38)         (17)        (44)        (41)       (12)    --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
    Net investment income ...........       284         66          73          (17)        131         249        (12)    --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
  Proceeds from mutual fund
    shares sold .....................     6,174        468       2,173      313,569       2,793       2,272      1,125     --     --
  Cost of mutual funds sold .........    (3,417)      (333)     (1,790)    (312,999)     (2,453)     (2,203)    (1,137)    --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
    Realized gain (loss)
      on investments ................     2,757        135         383          570         340          69        (12)    --     --
  Change in unrealized gain (loss)
    on investments ..................     2,066      1,952         440        9,823         178      (1,572)       944     --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
    Net gain (loss) on investments ..     4,823      2,087         823       10,393         518      (1,503)       932     --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
  Reinvested capital gains ..........        --         --          --           --         450       1,613         --     --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
      Net change in contract
        owners' equity resulting
        from operations .............     5,107      2,153         896       10,376       1,099         359        920     --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................   133,803      1,757       1,588      (10,008)        (15)      1,643     15,427     --     --
  Surrenders ........................        --         --      (1,128)          --      (5,469)       (990)        --     --     --
  Death benefits (note 4) ...........        --         --          --           --          --          --         --     --     --
  Policy loans (net of repayments)
    (note 5) ........................     1,174        (21)        (59)          --       3,703        (260)        --     --     --
  Deductions for surrender charges
    (note 2d) .......................        --         --        (490)          --        (655)       (430)        --     --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ...............    (2,997)    (1,930)     (1,618)          --         (81)     (1,420)    (1,107)    --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
      Net equity transactions .......   131,980       (194)     (1,707)     (10,008)     (2,517)     (1,457)    14,320     --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................   137,087      1,959        (811)         368      (1,418)     (1,098)    15,240     --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............    20,160     11,458      11,079       11,803      11,523      11,942         --     --     --
                                       --------     ------      ------     --------     -------      ------     ------   ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $157,247     13,417      10,268       12,171      10,105      10,844     15,240     --     --
                                       ========     ======      ======     ========     =======      ======     ======   ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)



                                                NBAMTLMAT                      NBAMTPART                     OPPBDFD
                                         -------------------------       ----------------------       ---------------------
                                            1998       1997   1996        1998      1997   1996        1998     1997   1996
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ................  $       --      --     --            96      --     --          322      --     --
  Mortality and expense charges
    (note 3) ..........................        (983)     --     --          (685)     --     --          (39)     --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
    Net investment income .............        (983)     --     --          (589)     --     --          283      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----

  Proceeds from mutual fund
    shares sold .......................         379      --     --         8,067      --     --        1,301      --     --
  Cost of mutual funds sold ...........        (344)     --     --        (8,767)     --     --       (1,340)     --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
    Realized gain (loss)
      on investments ..................          35      --     --          (700)     --     --          (39)     --     --
  Change in unrealized gain (loss)
    on investments ....................        (979)     --     --       (24,234)     --     --          205      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
    Net gain (loss) on investments ....        (944)     --     --       (24,934)     --     --          166      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
  Reinvested capital gains ............          --      --     --         3,026      --     --          291      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ...............      (1,927)     --     --       (22,497)     --     --          740      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................   1,914,042      --     --       747,906      --     --       45,076      --     --
  Surrenders ..........................          --      --     --            --      --     --           --      --     --
  Death benefits (note 4) .............          --      --     --            --      --     --           --      --     --
  Policy loans (net of repayments)
    (note 5) ..........................          --      --     --            --      --     --           --      --     --
  Deductions for surrender charges
    (note 2d) .........................          --      --     --            --      --     --           --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) .................     (25,353)     --     --        (9,501)     --     --       (1,928)     --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
      Net equity transactions .........   1,888,689      --     --       738,405      --     --       43,148      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ......................   1,886,762      --     --       715,908      --     --       43,888      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................          --      --     --            --      --     --           --      --     --
                                         ----------    ----   ----       -------    ----   ----       ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD .......................  $1,886,762      --     --       715,908      --     --       43,888      --     --
                                         ==========    ====   ====       =======    ====   ====       ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                                 OPPGLSEC                     OPPGRO                       OPPMULT
                                         ----------------------       -----------------------       ---------------------
                                           1998     1997   1996        1998     1997     1996        1998     1997   1996
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........       $   307      --     --          100      --       --           --      --     --
  Mortality and expense charges
    (note 3) .....................           (25)     --     --          (41)     --       --          (63)     --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
    Net investment income ........           282      --     --           59      --       --          (63)     --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----

  Proceeds from mutual fund
    shares sold ..................           530      --     --        7,064      --       --          356      --     --
  Cost of mutual funds sold ......          (534)     --     --       (7,055)     --       --         (356)     --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
    Realized gain (loss)
      on investments .............            (4)     --     --            9      --       --           --      --     --
  Change in unrealized gain (loss)
    on investments ...............            78      --     --          923      --       --          937      --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
    Net gain (loss) on investments            74      --     --          932      --       --          937      --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
  Reinvested capital gains .......         1,156      --     --        1,201      --       --           --      --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........         1,512      --     --        2,192      --       --          874      --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        31,731      --     --       48,196      --       --       66,272      --     --
  Surrenders .....................            --      --     --           --      --       --           --      --     --
  Death benefits (note 4) ........            --      --     --           --      --       --           --      --     --
  Policy loans (net of repayments)
    (note 5) .....................            --      --     --           --      --       --           --      --     --
  Deductions for surrender charges
    (note 2d) ....................            --      --     --           --      --       --           --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............          (551)     --     --       (2,562)     --       --         (354)     --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
      Net equity transactions ....        31,180      --     --       45,634      --       --       65,918      --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY
CONTRACT OWNERS' EQUITY ..........        32,692      --     --       47,826      --       --       66,792      --     --
  BEGINNING OF PERIOD ............            --      --     --           --      --       --           --      --     --
                                         -------    ----   ----       ------    ----     ----       ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................       $32,692      --     --       47,826      --       --       66,792      --     --
                                         =======    ====   ====       ======    ====     ====       ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)


                                                STOPP2                    STINTSTK2                  VKMSRESEC
                                        ----------------------      ---------------------      ---------------------
                                          1998     1997   1996       1998     1997   1996       1998     1997   1996
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........      $     9      --     --          92      --     --          31      --     --
  Mortality and expense charges
    (note 3) .....................          (51)     --     --         (12)     --     --         (50)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
    Net investment income ........          (42)     --     --          80      --     --         (19)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
  Proceeds from mutual fund
    shares sold ..................        1,741      --     --         330      --     --       1,661      --     --
  Cost of mutual funds sold ......       (1,823)     --     --        (316)     --     --      (1,667)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
    Realized gain (loss)
      on investments .............          (82)     --     --          14      --     --          (6)     --     --
  Change in unrealized gain (loss)
    on investments ...............       (2,375)     --     --        (294)     --     --      (1,354)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
    Net gain (loss) on investments       (2,457)     --     --        (280)     --     --      (1,360)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
  Reinvested capital gains .......        3,397      --     --          --      --     --         306      --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........          898      --     --        (200)     --     --      (1,073)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       59,799      --     --      15,039      --     --      60,405      --     --
  Surrenders .....................           --      --     --          --      --     --          --      --     --
  Death benefits (note 4) ........           --      --     --          --      --     --          --      --     --
  Policy loans (net of repayments)
    (note 5) .....................           --      --     --          --      --     --          --      --     --
  Deductions for surrender charges
    (note 2d) ....................           --      --     --          --      --     --          --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............       (2,521)     --     --        (535)     --     --      (2,491)     --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
      Net equity transactions ....       57,278      --     --      14,504      --     --      57,914      --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................       58,176      --     --      14,304      --     --      56,841      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............           --      --     --          --      --     --          --      --     --
                                        -------    ----   ----      ------    ----   ----      ------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................      $58,176      --     --      14,304      --     --      56,841      --     --
                                        =======    ====   ====      ======    ====   ====      ======    ====   ====

                        NATIONWIDE VL SEPARATE ACCOUNT-A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997, 1996
                                  (UNAUDITED)

                                               WPINTEQ                     WPPVENCAP                   WPSMCOGR
                                        ----------------------      ---------------------      ----------------------
                                          1998     1997   1996       1998     1997   1996        1998     1997   1996
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........      $    --      --     --          --      --     --           --      --     --
  Mortality and expense charges
    (note 3) .....................          (31)     --     --         (10)     --     --         (352)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
    Net investment income ........          (31)     --     --         (10)     --     --         (352)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
  Proceeds from mutual fund
    shares sold ..................        1,011      --     --         391      --     --        1,955      --     --
  Cost of mutual funds sold ......         (932)     --     --        (368)     --     --       (2,000)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
    Realized gain (loss)
      on investments .............           79      --     --          23      --     --          (45)     --     --
  Change in unrealized gain (loss)
    on investments ...............         (206)     --     --         235      --     --       (1,496)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
    Net gain (loss) on investments         (127)     --     --         258      --     --       (1,541)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
  Reinvested capital gains .......           --      --     --          --      --     --           --      --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
      Net change in contract
        owners' equity resulting
        from operations ..........         (158)     --     --         248      --     --       (1,893)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       35,905      --     --      11,925      --     --      357,023      --     --
  Surrenders .....................           --      --     --          --      --     --           --      --     --
  Death benefits (note 4) ........           --      --     --          --      --     --           --      --     --
  Policy loans (net of repayments)
    (note 5) .....................           --      --     --          --      --     --           --      --     --
  Deductions for surrender charges
    (note 2d) ....................           --      --     --          --      --     --           --      --     --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c) ............       (1,517)     --     --        (494)     --     --       (3,661)     --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
      Net equity transactions ....       34,388      --     --      11,431      --     --      353,362      --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................       34,230      --     --      11,679      --     --      351,469      --     --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............           --      --     --          --      --     --           --      --     --
                                        -------    ----   ----      ------    ----   ----      -------    ----   ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................      $34,230      --     --      11,679      --     --      351,469      --     --
                                        =======    ====   ====      ======    ====   ====      =======    ====   ====


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  Organization and Nature of Operations

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. 1

         The Company offers Modified Single Premium, Multiple Payment and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

    (b)  The Contracts

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - American Century VP Advantage
                    (ACVPAdv)
                    American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                    American Century VP - American Century VP Income & Growth (ACVPIncGr)
                    American Century VP - American Century VP International (ACVPInt)
                    American Century VP - American Century VP Value (ACVPValue)

               The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                    Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr)
                    Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                    Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                    Fidelity VIP-III - Growth Opportunities Portfolio
                    (FidVIPGrOp)

               Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                    Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

               Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                    Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                    Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                    Nationwide SAT - Total Return Fund (NSATTotRe)

               Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                    Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat) Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer
               VAF);
                    Oppenheimer VAF - Bond Fund (OppBdFd)
                    Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro)
                    Oppenheimer VAF - Multiple Strategies Fund (OppMult)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Hard Assets Fund (VWHA)
                    Van Eck WIT - Worldwide Bond Fund (VWBF)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VWEM)

               Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                    Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

               Portfolios of the Warburg Pincus Trust;
                    Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                    Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                    Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

          At June 30, 1998, policy owners have invested in all of the above funds except for American Century VP - American Century VP Income & Growth, American Century VP - American Century VP International, Nationwide SAT - Small Cap Value Fund, Neuberger & Berman AMT - Guardian Portfolio, Strong VIF - Strong Discovery Fund II, Van Eck WIT
          - Worldwide Hard Assets Fund, Van Eck WIT - Worldwide Bond Fund, and Van Eck WIT - Worldwide Emerging Markets Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)   Reclassifications

          Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2) POLICY CHARGES

    (a)   Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment.

          On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

          For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5% and a state premium tax charge of 2.25% of all premiums received.

    (b)   Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c)   Administrative Charges

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Purchase payments totaling less than $25,000 - $90/year

               Purchase payments totaling $25,000 or more - $50/year

               The above charges are assessed against each contract by liquidating units.

               No charges were deducted from the initial funding, or from the earnings thereon.

          For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

    (d)   Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

          For corporate flexible premium contracts, there are no surrender charges.

(3)  ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                                      Bulk Rate
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                        U.S. Postage
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                         P  A  I  D
                                                                                    Columbus, Ohio
                                                                                    Permit No. 521











 Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
